Warrant Liabilities - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 22, 2023 shares	Jul. 03, 2023 $ / shares	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Common stock, shares outstanding (in shares)		98,818,874		48,376,052	17,454,353
Fair value adjustment of warrants | $		$ 60,345	$ 3,515	$ 5,701	$ 945
SeparatePre Funded Warrant [Member] | Blaize Note Financing Agreement [Member] | One Of The RT Parties [Member]
Class of Warrant or Right [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued | $	$ 45,000
Adjustments To Additional Paid In Capital Number Of Warrant Issued	4,500,000
Maximum [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common stock, shares outstanding (in shares)				6,833,333
Minimum [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common stock, shares outstanding (in shares)				2,000,000
P2P Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Of Preferred Stock Warrants					336,950
Fair Value Of Preferred Stock Warrants To Warrant Liability | $					$ 61,000
P2P Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrants Range								40
Percentage of warrants incremental number of shares								20.00%
P2P Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrants Range								20
Percentage of warrants incremental number of shares								10.00%
2023 Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share | $ / shares							$ 11.5
Warrants and Rights Outstanding, Term				10 years	5 years
2023 Convertible Note Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrant Share Issue Upon Excisable					25
2023 Convertible Note Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Warrant Share Issue Upon Excisable					10
Other Warrant [Member]
Class of Warrant or Right [Line Items]
Pre Funded Warrant Common Stock Received						6,833,333
Holder Receive A Pre Funded Warrant Common Stock						2,500,000
Ava Prefunded Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants | $				$ 500